SHARE CAPITAL AND RESERVES (Details 1)	3 Months Ended
	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Statement [Line Items]
Number of options outstanding, beginning	5,480,000	2,000,000	2,000,000
Weighted average remaining contractual life outstanding (years)	2 years 10 months 13 days
Number of options exercisable	5,480,000
Weighted average remaining contractual life exercisable (years)	2 years 10 months 13 days
Weighted average exercise price outstanding, beginning		$ 0.05	$ 0.05
Exercise Price 1
Statement [Line Items]
Number of options outstanding, beginning	2,000,000
Weighted average remaining contractual life outstanding (years)	2 years 3 months 7 days
Number of options exercisable	2,000,000
Weighted average remaining contractual life exercisable (years)	0 years
Weighted average exercise price outstanding, beginning	$ 0.05
Exercise Price 2
Statement [Line Items]
Number of options outstanding, beginning	2,580,000
Weighted average remaining contractual life outstanding (years)	2 years 8 months 8 days
Number of options exercisable	2,580,000
Weighted average remaining contractual life exercisable (years)	2 years 8 months 8 days
Weighted average exercise price outstanding, beginning	$ 0.12
Exercise Price 3
Statement [Line Items]
Number of options outstanding, beginning	900,000
Weighted average remaining contractual life outstanding (years)	4 years 8 months 8 days
Number of options exercisable	900,000
Weighted average remaining contractual life exercisable (years)	0 years
Weighted average exercise price outstanding, beginning	$ 0.12